Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2025
Equity Incentive Plan [Abstract]
Schedule of Stock Options

Stock option activity pursuant to the 2021 Incentive Plan for the year ended December 31, 2025 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)
Options outstanding as of December 31, 2024	2,032,521	$0.1151	6.22
Options granted	-	-	-
Options exercised	-	-	-
Options cancelled	(170,715)	0.1759	n/a
Options outstanding as of December 31, 2025	1,861,806	0.1095	5.66
Total vested as of December 31, 2025	1,816,184	$0.1074	5.83